Leases (Details) - Schedule of office spaces and an operating leases - Leases [Member]	3 Months Ended
Mar. 31, 2023 USD ($)
Leases [Abstract]
Operating Lease Expense - net	$ 98,426
Additional Lease Information:
Weighted average remaining lease term-operating leases (in years)	2 years
Weighted average discount rate-operating leases	7.00%
Future minimum lease payments under non-cancellable leases as of March 31, 2023, were as follows:
April 1, 2023 to March 31, 2024	$ 445,381
April 1, 2024 to March 31, 2025	276,358
April 1, 2025 to September 30,2025	197,940
Total future minimum lease payments	919,679
Less portion representing interest	(20,000)
Less current portion of lease obligations	(568,531)
Long term portion of lease obligations	$ 331,148